Ordinary Shares and Equity Incentive Plan - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 57,831	$ 62,410	$ 67,467
Chief Executive Officer | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	7,000	8,600	13,000
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	765	770	621
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	13,061	13,152	10,005
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	18,506	19,420	18,253
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 25,499	$ 29,068	$ 38,588